American Century Quantitative Equity Funds, Inc. Statement of Additional Information Supplement AC Alternatives Disciplined Long Short Fund Core Equity Plus Fund ■ NT Core Equity Plus Fund
Statement of Additional Information dated April 10, 2017 ■ Supplement dated June 16, 2017

Effective June 30, 2017, Scott Wittman has announced his plans to leave American Century Investments. As a result, he will no longer manage the funds listed above as of June 30, 2017.

©2017 American Century Proprietary Holdings, Inc. All rights reserved.
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